Loans (Activity in the Allowance for Loan Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	$ 4,014,391	$ 6,917,605
Provision charged to operations	(430,000)	(832,925)	200,000
Loans charged-off	(496,942)	(2,640,479)	(2,261,271)
Recoveries	752,059	570,190	435,509
Allowance for loan losses	3,839,508	4,014,391	6,917,605
Impaired Loans [Member]
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	179,016	2,921,950	1,990,225
Provision charged to operations	262,834	(573,330)	2,497,649
Loans charged-off	(230,905)	(2,419,873)	(1,574,114)
Recoveries	595,999	250,269	8,190
Allowance for loan losses	$ 806,944	$ 179,016	$ 2,921,950